Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Effective rate of income tax (percentage)	18.00%	10.20%	14.80%	10.70%
U.K. statutory tax rate (percentage)			19.00%
Income tax benefit	$ 7,021	$ 3,274	$ 10,717	$ 6,696
Deferred tax asset	$ 410		$ 410		$ 410